Fair Value of Financial Instruments - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ 244,075	$ 236,803
Change in put option liability recorded in equity	(2,077)	2,119
Other long term liability, put option | At fair value
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Liabilities	$ 47,600	$ 45,500